Warrants	12 Months Ended
Dec. 31, 2025
Warrants
Warrants

16.	Warrants

A continuity of the Company’s outstanding share purchase warrants for the year ended December 31, 2025, 2024, and 2023 is presented below:

	Number of warrants	Weighted average exercise price (CAD)
Outstanding, December 31, 2022	4,077,508	$11.65
Issued	1,480,545	9.40
Expired	(2,000)	10.85
Outstanding, December 31, 2023	5,556,054	$11.05
Issued	6,963,840	0.90
Exercised	(6,728)	0.45
Expired	(2,509,712)	11.25
Outstanding, December 31, 2024	10,003,454	$3.93
Expired	(3,046,340)	10.89
Outstanding, December 31, 2025	6,957,114	$0.89

At December 31, 2025, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
2,646,475	0.90 CAD	May 28, 2026
104,073	0.45 CAD	May 28, 2026
1,228,445	0.90 CAD	May 31, 2026
72,450	0.45 CAD	May 31, 2026
306,496	0.90 CAD	June 10, 2026
7,819	0.45 CAD	June 10, 2026
452,556	0.90 CAD	June 19, 2026
12,180	0.45 CAD	June 19, 2026
1,694,520	0.90 CAD	June 28, 2026
400,000	0.90 CAD	July 3, 2026
30,000	0.90 CAD	July 5, 2026
2,100	0.45 CAD	July 5, 2026
6,957,114

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

16.	Warrants (continued)

As at December 31, 2025, the weighted average remaining contractual life of outstanding warrants is 0.44 years (December 31, 2024 – 1.17 years).

During the year ended December 31, 2024, the Company issued 5,369,573 warrants as part of units issued in private placements completed, 205,349 finder’s warrants pursuant to the private placements completed, and 1,388,918 warrants as part of units issued to settle debt and for services rendered.

The fair values for finder’s warrants granted during the year ended December 31, 2025, 2024, and 2023 have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2025	2024	2023
Risk-free interest rate	N/A	3.74 – 4.20%	3.77 – 4.43%
Expected life (years)	N/A	2	2
Expected volatility	N/A	92 – 93%	101 – 104%
Dividend yield	N/A	0%	0%

The Company had previously issued warrants in connection with private placements, or debt settlements where the exercise price of such warrants was denominated in USD. As such, the warrants were classified as derivate liabilities.

As at December 31, 2023, the fair value of the warrants were remeasured at $Nil as all the warrants had expired. The Company recognized a gain on the fair value change of $4,827 for the year ended December 31, 2023.